Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Revenue:
Revenue	$ 974,894		$ 235,321				$ 1,638,821	$ 544,054	$ 822,196	$ 4,160,116
Cost of revenue:
Cost of revenue									286,923	126,326
Depreciation									44,600	18,726
Cost of revenue									331,523	145,052
Gross profit									490,673	4,015,064
Operating expenses:
Cost of revenue	580,968		248,977				1,047,687	616,184
Selling, general and administrative expenses	1,257,044		2,316,763				5,630,487	7,308,478	10,573,111	9,015,158
Research and development expenses	2,668		175,267				160,038	470,208	544,043	216,430
Depreciation and amortization	20,504		19,732				59,296	57,361
Operating expenses	1,861,184		2,760,739				6,897,508	8,452,231	11,117,154	9,231,588
Income from operations	(886,290)		(2,525,418)				(5,258,687)	(7,908,177)	(10,626,481)	(5,216,524)
Other income (expense):
Interest income			34					307	308	3,657
Loss from equity method joint ventures	(8,163)		(21,470)				(32,110)	(210,565)	(200,558)	(327,542)
Gain on extinguishment of debt										159,126
Interest expense	(352,085)		(1,761)				(743,866)	(3,319)	(59,445)	(1,265,359)
Foreign currency exchange loss	(16)		(1,008)				(416)	(2,922)	(3,463)	(3,534)
Total other income (expense)	(360,264)		(24,205)				(776,392)	(216,499)	(263,158)	(1,433,652)
Net loss before income taxes	(1,246,554)		(2,549,623)				(6,035,079)	(8,124,676)	(10,889,639)	(6,650,176)
Income taxes	1,886						4,751	800	2,872	4,764
Net income	$ (1,248,440)		$ (2,549,623)				$ (6,039,830)	$ (8,125,476)	$ (10,892,511)	$ (6,654,940)
Net loss per common share:
Basic	$ (0.70)		$ (4.19)				$ (5.76)	$ (13.42)	$ (0.90)	$ (0.63)
Diluted	$ (0.70)		$ (4.19)				$ (5.76)	$ (13.42)	$ (0.90)	$ (0.63)
Weighted average number of common shares outstanding:
Basic	1,776,898		607,783				1,048,115	605,356	12,122,606	10,632,413
Diluted	1,776,898		607,783				1,048,115	605,356	12,122,606	10,632,413
Clinic Revenue [Member]
Revenue:
Revenue	$ 947,891		$ 176,395				$ 1,499,636	$ 394,601	$ 614,854	$ 43,745
Product [Member]
Revenue:
Revenue	$ 27,003		$ 58,926				139,185	$ 149,453	207,342	544,942
License [Member]
Revenue:
Revenue										3,571,429
Wisconsin Fertility Institute [Member]
Revenue:
Revenue		$ 1,350,003		$ 1,097,465	$ 2,689,970	$ 2,672,618			5,379,675	5,676,804
Cost of revenue:
Cost of revenue		886,620		532,366	1,396,345	1,196,825			2,284,922	2,335,774
Gross profit		463,383		565,099	1,293,625	1,475,793			3,094,753	3,341,030
Operating expenses:
Operating expenses		264,446		324,980	632,237	647,268			1,411,012	1,216,069
Income from operations		198,937		240,119	661,388	828,525			1,683,741	2,124,961
Other income (expense):
Gain on extinguishment of debt										181,600
Interest expense		(47)		(88)	(47)	(196)			(238)	(360)
Other income				119		119			904	182,719
Total other income (expense)		(47)		31	(47)	(77)			666	182,359
Net income		$ 198,890		$ 240,150	$ 661,341	$ 828,448			1,684,407	2,307,320
Cytovia Therapeutics Inc [Member]
Revenue:
Revenue
Operating expenses:
Selling, general and administrative expenses							240,759		1,249,313	575,706
Research and development expenses							473,777		8,250,835	5,664,231
Operating expenses							714,536		9,500,148	6,239,937
Income from operations							(714,536)		(9,500,148)	(6,239,937)
Other income (expense):
Interest income							1,035
Total other income (expense)							(1,035)
Net loss before income taxes							(713,501)		(9,500,148)	(6,239,937)
Income taxes
Net income							$ (713,501)		$ (9,500,148)	$ (6,239,937)